Loss Per Share	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Loss per share for profit attributable to the ordinary equity holders of the company:
Loss Per Share

5	Loss per share

(a)	Basic/diluted loss per share

	Consolidated entity
	31 December 2019 Cents	31 December 2018 Cents
From continuing operations	(0.08)	(0.12)

(b) Reconciliation of earnings used in calculating earnings per share

	Consolidated entity
	31 December 2019 $	31 December 2018 $
Basic earnings per share
Loss attributable to the ordinary equity holders of the company used in calculating basic/diluted earnings per share:
From continuing operations	2,647,698	3,123,372

(c)	Weighted average number of shares used as denominator

	Consolidated entity
	31 December 2019 Number	31 December 2018 Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	3,331,576,766	2,558,004,460

10. LOSS PER SHARE

The following reflects the income and share data used in the calculations of basic and diluted loss per share:

	2019 A$	2018 A$	2017 A$
Loss for the year attributable to the owners of Genetic Technologies Limited	(6,425,604)	(5,463,872)	(8,403,826)
Weighted average number of Ordinary Shares used in calculating loss per share	2,635,454,870	2,435,282,724	2,121,638,888

Note:	None of the 114,250,000 (2018: 55,102,778 and 2017: 75,102,778) options/performance rights over the Company’s Ordinary Shares that were outstanding as at the reporting date are considered to be dilutive for the purposes of calculating diluted earnings per share.